Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) Companies shares	Dec. 31, 2021 KRW (₩)
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,477,645	₩ 2,311,373
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 170,310	₩ 176,514
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Number of shares | shares	11,568,000
Ownership (%)	60.00%	60.00%
Investments in joint ventures	₩ 161,465	₩ 169,838
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	6
Investments in joint ventures	₩ 8,845	6,676
Domestic [member] | Acquisition cost [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	115,680
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,307,335	₩ 2,134,859
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares | shares	13,117,972
Ownership (%)	12.50%	12.50%
Investments in joint ventures	₩ 1,418,022	₩ 1,346,712
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares | shares	325,050,000
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 412,002	₩ 393,793
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares | shares	2,010,719,185
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 103,044	₩ 68,296
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Investments in joint ventures	₩ 111,219	₩ 107,650
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	3.89%	3.89%
Investments in joint ventures	₩ 23,740	₩ 24,144
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Number of shares | shares	1,578,377,432
Ownership (%)	20.00%	20.00%
Investments in joint ventures	₩ 0	₩ 52,257
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of joint ventures [line items]
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 216,138	₩ 110,769
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	9
Investments in joint ventures	₩ 23,170	₩ 31,238
Foreign [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	1,528,672
Foreign [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	364,609
Foreign [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	32,950
Foreign [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	61,961
Foreign [member] | Acquisition cost [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	346,880
Foreign [member] | Acquisition cost [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	676,060
Foreign [member] | Acquisition cost [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 235,251